Loans and advances and deposits at amortised cost	6 Months Ended
Jun. 30, 2022
Loans and advances and deposits at amortised cost [Abstract]
Loans and advances and deposits at amortised cost	Loans and advances and deposits at amortised cost

	As at 30.06.22	As at 31.12.21
	£m	£m
Loans and advances at amortised cost to banks	12,532	9,698
Loans and advances at amortised cost to customers	337,220	319,922
Debt securities at amortised cost	46,072	31,831
Total loans and advances at amortised cost	395,824	361,451

Deposits at amortised cost from banks	29,891	17,819
Deposits at amortised cost from customers	538,779	501,614
Total deposits at amortised cost	568,670	519,433